December 12, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Whitehall Funds (the Trust)
File No. 33-64845

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the
Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Barry A. Mendelson
Principa and Senior Counsel
The Vanguard Group, Inc.

cc: Amy Miller, Esq.
U.S. Securities and Exchange Commission